A      N      N      U      A      L         R      E      P      O      R     T
      D   E   C   E   M   B   E   R        3   1   ,        1   9   9   5

                 ---------------------------------------------

                                   WRL SERIES
                                  LIFE ACCOUNT
                 ---------------------------------------------

                              WESTERN RESERVE LIFE
                             ASSURANCE CO. OF OHIO


       February 1996
       ACC00003-A (2/96)

--------------------------------------------------------------------------------
 T     A     B     L     E     O     F     C     O    N    T    E    N    T    S
--------------------------------------------------------------------------------

                                                                   PAGE
            Report of Independent Accountants.....................   1
            WRL SERIES LIFE ACCOUNT
                Financial Statements:
                     Money Market Sub-Account.....................   2
                     Bond Sub-Account.............................   4
                     Growth Sub-Account...........................   6
                     Short-to-Intermediate Government
                        Sub-Account...............................   8
                     Global Sub-Account...........................  10
                     Equity-Income Sub-Account....................  12
                     Emerging Growth Sub-Account..................  14
                     Aggressive Growth Sub-Account................  16
                     Balanced Sub-Account.........................  18
                     Utility Sub-Account..........................  20
                     Tactical Asset Allocation Sub-Account........  22
                Notes to Financial Statements.....................  24

WRL SERIES LIFE ACCOUNT
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Western Reserve Life Assurance Co. of Ohio and Policyholders of the WRL Series Life Account

     In our opinion, the accompanying statements of assets, liabilities and equity accounts and the related statements of operations and of changes in equity accounts and the selected per unit data and ratios present fairly, in all material respects, the financial position of the Money Market, Bond, Growth, Short-to-Intermediate Government, Global, Equity-Income, Emerging Growth, Aggressive Growth, Balanced, Utility and Tactical Asset Allocation Sub-Accounts of the WRL Series Life Account (a separate account of Western Reserve Life Assurance Co. of Ohio, hereafter referred to as the "Life Account") at December 31, 1995, the results of each of their operations, the changes in each of their equity accounts and the selected per unit data and ratios for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and selected per unit data and ratios (hereafter referred to as "financial statements") are the responsibility of the Life Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
Kansas City, Missouri
January 31, 1996

--------------------------------------------------------------------------------

WRL SERIES LIFE ACCOUNT
MONEY MARKET SUB-ACCOUNT
--------------------------------------------------------------------------------

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS

                   ASSETS:                   DECEMBER 31, 1995
  Investments, at net asset value:
    WRL Series Fund, Inc.:
      Money Market Portfolio
      (10,819,939.810 shares;
      cost $ 10,819,940).....................   $  10,819,940
  Accrued transfers from (to)
    depositor - net..........................         (61,316)
                                             -----------------
      Total assets...........................      10,758,624
                                             -----------------
LIABILITIES:.................................               0
                                             -----------------
      Total net assets.......................   $  10,758,624
                                             ===================
EQUITY ACCOUNTS:
  Policy Owners' equity:
      Money Market sub-account
      (725,394.862557 units;
      $ 14.831403 unit value)................   $  10,758,624
                                             -----------------
      Total equity...........................   $  10,758,624
                                             ===================

STATEMENT OF OPERATIONS

                                                YEAR ENDED
INVESTMENT INCOME:                           DECEMBER 31, 1995
    Dividend income..........................     $ 478,782
    Capital gain distributions...............             0
                                             -----------------
                                                    478,782
EXPENSES:
    Mortality and expense risk charges.......        81,372
                                             -----------------
      Net investment income (loss)...........       397,410
                                             -----------------
Net realized and unrealized gain (loss) on
  investments:
    Net realized gain (loss) from securities
      transactions...........................             0
    Change in unrealized appreciation
      (depreciation).........................             0
                                             -----------------
      Net gain (loss) on investments.........             0
                                             -----------------
        Net increase (decrease) in equity
          accounts resulting from
          operations.........................     $ 397,410
                                             ===================

STATEMENT OF CHANGES IN EQUITY ACCOUNTS


                                                                                            YEAR ENDED             YEAR ENDED
                                                                                         DECEMBER 31, 1995      DECEMBER 31, 1994
OPERATIONS:
  Net investment income (loss)...........................................................   $    397,410           $   185,968
  Net gain (loss) on investments.........................................................              0                     0
                                                                                         ----------------       -----------------
  Net increase (decrease) in equity accounts
    resulting from operations............................................................        397,410               185,968
                                                                                         ----------------       -----------------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)....................................................      3,139,280             6,263,945
                                                                                         ----------------       -----------------
  Less cost of units redeemed:
    Administrative charges...............................................................      1,356,484             1,261,165
    Policy loans.........................................................................        219,767                57,873
    Surrender benefits...................................................................        899,893               409,880
    Death benefits.......................................................................          7,670                   562
                                                                                         ----------------       -----------------
                                                                                               2,483,814             1,729,480
                                                                                         ----------------       -----------------
    Increase (decrease) in equity accounts from
      capital unit transactions..........................................................        655,466             4,534,465
                                                                                         ----------------       -----------------
    Net increase (decrease) in equity accounts...........................................      1,052,876             4,720,433
EQUITY ACCOUNTS:
  Beginning of period....................................................................      9,705,748             4,985,315
                                                                                         ----------------       -----------------
  End of period..........................................................................   $ 10,758,624           $ 9,705,748
                                                                                         ==================     ===================

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES LIFE ACCOUNT
MONEY MARKET SUB-ACCOUNT
--------------------------------------------------------------------------------

SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED

                                                                                      DECEMBER 31
                                                        ------------------------------------------------------------------------
                                                          1995            1994            1993            1992            1991
                                                        --------         -------         -------         -------         -------
Accumulation unit value, beginning of period....        $  14.19         $ 13.84         $ 13.63         $ 13.33         $ 12.78
  Income from operations:
    Net investment income (loss)................             .64             .35             .21             .30             .55
    Net realized and unrealized
      gain (loss) on investments................             .00             .00             .00             .00             .00
                                                        --------         -------         -------         -------         -------
      Total income (loss) from operations.......             .64             .35             .21             .30             .55
                                                        --------         -------         -------         -------         -------
Accumulation unit value, end of period..........        $  14.83         $ 14.19         $ 13.84         $ 13.63         $ 13.33
                                                        ========         ========        ========        ========        ========
Total return....................................            4.49%           2.58%           1.52%           2.24%           4.34%
Ratios and supplemental data:
  Net assets at end of period (in thousands)....        $ 10,759         $ 9,706         $ 4,985         $ 4,619         $ 4,042
  Ratio of net investment income (loss)
    to average net assets.......................            4.37%           2.66%           1.51%           2.12%           4.28%

* The above table illustrates the change for a unit outstanding computed using average units outstanding throughout each period.

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES LIFE ACCOUNT
BOND SUB-ACCOUNT
--------------------------------------------------------------------------------

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS

ASSETS:                                      DECEMBER 31, 1995
  Investments, at net asset value:
    WRL Series Fund, Inc.:
      Bond Portfolio
      (886,633.291 shares;
      cost $ 9,906,273)......................   $  10,059,038
  Accrued transfers from (to)
    depositor - net..........................           7,094
                                             -----------------
      Total assets...........................      10,066,132
                                             -----------------
LIABILITIES:.................................               0
                                             -----------------
      Total net assets.......................   $  10,066,132
                                             ===================
EQUITY ACCOUNTS:
  Policy Owners' equity:
      Bond sub-account
      (511,648.226174 units;
      $ 19.673931 unit value)................   $  10,066,132
                                             -----------------
      Total equity...........................   $  10,066,132
                                             ===================

STATEMENT OF OPERATIONS

                                                YEAR ENDED
INVESTMENT INCOME:                           DECEMBER 31, 1995
    Dividend income..........................    $   531,010
    Capital gain distributions...............              0
                                             -----------------
                                                     531,010
EXPENSES:
    Mortality and expense risk charges.......         71,033
                                             -----------------
      Net investment income (loss)...........        459,977
                                             -----------------
Net realized and unrealized gain (loss) on
  investments:
    Net realized gain (loss) from securities
      transactions...........................       (127,916)
    Change in unrealized appreciation
      (depreciation).........................      1,208,073
                                             -----------------
      Net gain (loss) on investments.........      1,080,157
                                             -----------------
        Net increase (decrease) in equity
          accounts resulting from
          operations.........................    $ 1,540,134
                                             ===================

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                                           YEAR ENDED              YEAR ENDED
                                                                                        DECEMBER 31, 1995       DECEMBER 31, 1994
OPERATIONS:
  Net investment income (loss)..........................................................   $     459,977           $   346,531
  Net gain (loss) on investments........................................................       1,080,157              (901,953)
                                                                                        -----------------       -----------------
  Net increase (decrease) in equity accounts
    resulting from operations...........................................................       1,540,134              (555,422)
                                                                                        -----------------       -----------------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)...................................................       3,749,029               678,317
                                                                                        -----------------       -----------------
  Less cost of units redeemed:
    Administrative charges..............................................................         916,494               595,277
    Policy loans........................................................................         197,829                57,084
    Surrender benefits..................................................................         357,384               194,018
    Death benefits......................................................................          10,202                 2,326
                                                                                        -----------------       -----------------
                                                                                               1,481,909               848,705
                                                                                        -----------------       -----------------
    Increase (decrease) in equity accounts from
      capital unit transactions.........................................................       2,267,120              (170,388)
                                                                                        -----------------       -----------------
    Net increase (decrease) in equity accounts..........................................       3,807,254              (725,810)
EQUITY ACCOUNTS:
  Beginning of period...................................................................       6,258,878             6,984,688
                                                                                        -----------------       -----------------
  End of period.........................................................................   $  10,066,132           $ 6,258,878
                                                                                        ===================     ===================

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES LIFE ACCOUNT
BOND SUB-ACCOUNT
--------------------------------------------------------------------------------

SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED

                                                                                      DECEMBER 31
                                                        ------------------------------------------------------------------------
                                                          1995            1994            1993            1992            1991
                                                        --------         -------         -------         -------         -------
Accumulation unit value, beginning of period....        $  16.14         $ 17.50         $ 15.57         $ 14.68         $ 12.48
  Income from operations:
    Net investment income (loss)................            1.05             .89            2.11            1.00             .48
    Net realized and unrealized
      gain (loss) on investments................            2.48           (2.25)           (.18)           (.11)           1.72
                                                        --------         -------         -------         -------         -------
      Total income (loss) from operations.......            3.53           (1.36)           1.93             .89            2.20
                                                        --------         -------         -------         -------         -------
Accumulation unit value, end of period..........        $  19.67         $ 16.14         $ 17.50         $ 15.57         $ 14.68
                                                        =========        ========        ========        ========        ========
Total return....................................           21.89%          (7.77)%         12.40%           6.08%          17.63%
Ratios and supplemental data:
  Net assets at end of period (in thousands)....        $ 10,066         $ 6,259         $ 6,985         $ 4,558         $ 3,055
  Ratio of net investment income (loss)
    to average net assets.......................            5.80%           5.57%          12.92%           6.69%           3.59%

* The above table illustrates the change for a unit outstanding computed using average units outstanding throughout each period.

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES LIFE ACCOUNT
GROWTH SUB-ACCOUNT
--------------------------------------------------------------------------------

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS

ASSETS:                                    DECEMBER 31, 1995
  Investments, at net asset value:
    WRL Series Fund, Inc.:
      Growth Portfolio
      (8,285,195.096 shares;
      cost $ 202,613,364)..................   $ 262,315,405
  Accrued transfers from (to)
    depositor - net........................         151,700
                                           -----------------
      Total assets.........................     262,467,105
                                           -----------------
LIABILITIES:...............................               0
                                           -----------------
      Total net assets.....................   $ 262,467,105
                                           =====================
EQUITY ACCOUNTS:
  Policy Owners' equity:
      Growth sub-account
      (6,329,021.828348 units;
      $ 41.470406 unit value)..............   $ 262,467,105
                                           -----------------
      Total equity.........................   $ 262,467,105
                                           =====================

STATEMENT OF OPERATIONS

                                               YEAR ENDED
                                              DECEMBER 31,
INVESTMENT INCOME:                               1995
    Dividend income.........................   $  1,182,462
    Capital gain distributions..............     23,952,283
                                            ----------------
                                                 25,134,745
EXPENSES:
    Mortality and expense risk charges......      1,884,365
                                            ----------------
      Net investment income (loss)..........     23,250,380
                                            ----------------
Net realized and unrealized gain (loss) on
  investments:
    Net realized gain (loss) from securities
      transactions..........................      5,296,297
    Change in unrealized appreciation
      (depreciation)........................     49,505,485
                                            ----------------
      Net gain (loss) on investments........     54,801,782
                                            ----------------
        Net increase (decrease) in equity
          accounts resulting from
          operations........................   $ 78,052,162
                                            ====================

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                                            YEAR ENDED
                                                                                           DECEMBER 31,            YEAR ENDED
                                                                                               1995             DECEMBER 31, 1994
OPERATIONS:
  Net investment income (loss)...........................................................  $   23,250,380         $     242,685
  Net gain (loss) on investments.........................................................      54,801,782           (16,096,859)
                                                                                         ----------------       -----------------
  Net increase (decrease) in equity accounts
    resulting from operations............................................................      78,052,162           (15,854,174)
                                                                                         ----------------       -----------------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)....................................................      61,850,933            37,295,869
                                                                                         ----------------       -----------------
  Less cost of units redeemed:
    Administrative charges...............................................................      23,714,204            20,971,223
    Policy loans.........................................................................       5,518,596             2,955,838
    Surrender benefits...................................................................       8,982,170             5,498,322
    Death benefits.......................................................................         711,078               282,972
                                                                                         ----------------       -----------------
                                                                                               38,926,048            29,708,355
                                                                                         ----------------       -----------------
    Increase (decrease) in equity accounts from
      capital unit transactions..........................................................      22,924,885             7,587,514
                                                                                         ----------------       -----------------
    Net increase (decrease) in equity accounts...........................................     100,977,047            (8,266,660)
EQUITY ACCOUNTS:
  Beginning of period....................................................................     161,490,058           169,756,718
                                                                                         ----------------       -----------------
  End of period..........................................................................  $  262,467,105         $ 161,490,058
                                                                                         ==================     ===================

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES LIFE ACCOUNT
GROWTH SUB-ACCOUNT
--------------------------------------------------------------------------------

SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED

                                                                                  DECEMBER 31
                                                        ---------------------------------------------------------------
                                                          1995              1994              1993              1992
                                                        ---------         ---------         ---------         ---------
Accumulation unit value, beginning of period....        $   28.44         $   31.30         $   30.37         $   29.95
  Income from operations:
    Net investment income (loss)................             3.89               .04               .46              1.09
    Net realized and unrealized
      gain (loss) on investments................             9.14             (2.90)              .47              (.67)
                                                        ---------         ---------         ---------         ---------
      Total income (loss) from operations.......            13.03             (2.86)              .93               .42
                                                        ---------         ---------         ---------         ---------
Accumulation unit value, end of period..........        $   41.47         $   28.44         $   31.30         $   30.37
                                                        ==========        ==========        ==========        ==========
Total return....................................            45.81%            (9.13)%            3.06%             1.41%
Ratios and supplemental data:
  Net assets at end of period (in thousands)....        $ 262,467         $ 161,490         $ 169,757         $ 146,053
  Ratio of net investment income (loss)
    to average net assets.......................            11.05%              .16%             1.56%             3.84%


                                                    1991
                                                  ---------
Accumulation unit value, beginning of period....  $   18.91
  Income from operations:
    Net investment income (loss)................       1.72
    Net realized and unrealized
      gain (loss) on investments................       9.32
                                                  ---------
      Total income (loss) from operations.......      11.04
                                                  ---------
Accumulation unit value, end of period..........  $   29.95
                                                  ==========
Total return....................................      58.37%
Ratios and supplemental data:
  Net assets at end of period (in thousands)....  $ 111,375
  Ratio of net investment income (loss)
    to average net assets.......................       7.14%

* The above table illustrates the change for a unit outstanding computed using average units outstanding throughout each period.

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES LIFE ACCOUNT
SHORT-TO-INTERMEDIATE GOVERNMENT SUB-ACCOUNT
--------------------------------------------------------------------------------

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS

ASSETS:                                      DECEMBER 31, 1995
  Investments, at net asset value:
    WRL Series Fund, Inc.:
      Short-to-Intermediate Government
      Portfolio
      (142,006.075 shares;
      cost $ 1,440,621)......................    $ 1,479,151
  Accrued transfers from (to)
    depositor - net..........................         38,834
                                             -----------------
      Total assets...........................      1,517,985
                                             -----------------
LIABILITIES:.................................              0
                                             -----------------
      Total net assets.......................    $ 1,517,985
                                             ===================
EQUITY ACCOUNTS:
  Policy Owners' equity:
      Short-to-Intermediate Government
      sub-account
      (131,385.750734 units;
      $ 11.553647 unit value)................    $ 1,517,985
                                             -----------------
      Total equity...........................    $ 1,517,985
                                             ===================

STATEMENT OF OPERATIONS

                                                YEAR ENDED
INVESTMENT INCOME:                           DECEMBER 31, 1995
    Dividend income..........................    $    72,133
    Capital gain distributions...............              0
                                             -----------------
                                                      72,133
EXPENSES:
    Mortality and expense risk charges.......         10,047
                                             -----------------
      Net investment income (loss)...........         62,086
                                             -----------------
Net realized and unrealized gain (loss) on
  investments:
    Net realized gain (loss) from securities
      transactions...........................          2,109
    Change in unrealized appreciation
      (depreciation).........................         66,278
                                             -----------------
      Net gain (loss) on investments.........         68,387
                                             -----------------
        Net increase (decrease) in equity
          accounts resulting from
          operations.........................    $   130,473
                                             ===================

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                                           YEAR ENDED              YEAR ENDED
                                                                                        DECEMBER 31, 1995       DECEMBER 31, 1994
OPERATIONS:
  Net investment income (loss)..........................................................    $    62,086            $    37,124
  Net gain (loss) on investments........................................................         68,387                (49,327)
                                                                                        -----------------       -----------------
  Net increase (decrease) in equity accounts
    resulting from operations...........................................................        130,473                (12,203)
                                                                                        -----------------       -----------------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)...................................................        679,242                515,009
                                                                                        -----------------       -----------------
  Less cost of units redeemed:
    Administrative charges..............................................................        141,954                108,685
    Policy loans........................................................................         52,521                  3,307
    Surrender benefits..................................................................         41,967                 11,985
    Death benefits......................................................................            144                 15,256
                                                                                        -----------------       -----------------
                                                                                                236,586                139,233
                                                                                        -----------------       -----------------
    Increase (decrease) in equity accounts from
      capital unit transactions.........................................................        442,656                375,776
                                                                                        -----------------       -----------------
    Net increase (decrease) in equity accounts..........................................        573,129                363,573
  Depositor's equity contribution (redemption)..........................................              0               (826,666)
EQUITY ACCOUNTS:
  Beginning of period...................................................................        944,856              1,407,949
                                                                                        -----------------       -----------------
  End of period.........................................................................    $ 1,517,985            $   944,856
                                                                                        ===================     ===================

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES LIFE ACCOUNT
SHORT-TO-INTERMEDIATE GOVERNMENT SUB-ACCOUNT
--------------------------------------------------------------------------------

SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED

                                                                              DECEMBER 31
                                                        -------------------------------------------------------
                                                         1995            1994            1993            1992+
                                                        -------         -------         -------         -------
Accumulation unit value, beginning of period....        $ 10.27         $ 10.40         $ 10.04         $ 10.00
  Income from operations:
    Net investment income (loss)................            .61             .40             .14             .01
    Net realized and unrealized
      gain (loss) on investments................            .67            (.53)            .22             .03
                                                        -------         -------         -------         -------
      Total income (loss) from operations.......           1.28            (.13)            .36             .04
                                                        -------         -------         -------         -------
Accumulation unit value, end of period..........        $ 11.55         $ 10.27         $ 10.40         $ 10.04
                                                        ========        ========        ========        ========
Total return....................................          12.53%          (1.32)%          3.64%            .38%
Ratios and supplemental data:
  Net assets at end of period (in thousands)....        $ 1,518         $   945         $ 1,408         $   803
  Ratio of net investment income (loss)
    to average net assets.......................           5.53%           4.06%           1.39%            .16%

* The above table illustrates the change for a unit outstanding computed using average units outstanding throughout each period.

+ The inception date of this sub-account was December 3, 1992. The total return and ratio of net investment income to average net assets are not annualized.

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES LIFE ACCOUNT
GLOBAL SUB-ACCOUNT
--------------------------------------------------------------------------------

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS

ASSETS:                                      DECEMBER 31, 1995
  Investments, at net asset value:
    WRL Series Fund, Inc.:
      Global Portfolio
      (2,386,494.041 shares;
      cost $ 33,426,846).....................   $  37,028,035
  Accrued transfers from (to)
    depositor - net..........................          20,662
                                             -----------------
      Total assets...........................      37,048,697
                                             -----------------
LIABILITIES:.................................               0
                                             -----------------
      Total net assets.......................   $  37,048,697
                                             ===================
EQUITY ACCOUNTS:
  Policy Owners' equity:
      Global sub-account
      (3,080,374.719544 units;
      $ 11.949748 unit value)................   $  36,809,702
  Depositors' equity:
      Global sub-account
      (20,000.000000 units;
      $ 11.949748 unit value)................         238,995
                                             -----------------
      Total equity...........................   $  37,048,697
                                             ===================

STATEMENT OF OPERATIONS

                                                YEAR ENDED
INVESTMENT INCOME:                          DECEMBER 31, 1995
    Dividend income..........................    $    37,966
    Capital gain distributions...............      1,399,851
                                             -----------------
                                                   1,437,817
EXPENSES:
    Mortality and expense risk charges.......        250,072
                                             -----------------
      Net investment income (loss)...........      1,187,745
                                             -----------------
Net realized and unrealized gain (loss) on
  investments:
    Net realized gain (loss) from securities
      transactions...........................        153,618
    Change in unrealized appreciation
      (depreciation).........................      4,472,385
                                             -----------------
      Net gain (loss) on investments.........      4,626,003
                                             -----------------
        Net increase (decrease) in equity
          accounts resulting from
          operations.........................    $ 5,813,748
                                             ===================

STATEMENT OF CHANGES IN EQUITY ACCOUNTS


                                                                                           YEAR ENDED             PERIOD ENDED
                                                                                        DECEMBER 31, 1995      DECEMBER 31, 1994*
OPERATIONS:
  Net investment income (loss)..........................................................   $   1,187,745          $     763,643
  Net gain (loss) on investments........................................................       4,626,003               (875,349)
                                                                                        -----------------       -----------------
  Net increase (decrease) in equity accounts
    resulting from operations...........................................................       5,813,748               (111,706)
                                                                                        -----------------       -----------------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)...................................................      15,012,786             23,149,750
                                                                                        -----------------       -----------------
  Less cost of units redeemed:
    Administrative charges..............................................................       4,017,781              1,181,608
    Policy loans........................................................................         666,264                142,084
    Surrender benefits..................................................................         721,584                234,323
    Death benefits......................................................................          44,234                  8,003
                                                                                        -----------------       -----------------
                                                                                               5,449,863              1,566,018
                                                                                        -----------------       -----------------
    Increase (decrease) in equity accounts from
      capital unit transactions.........................................................       9,562,923             21,583,732
                                                                                        -----------------       -----------------
    Net increase (decrease) in equity accounts..........................................      15,376,671             21,472,026
  Depositor's equity contribution (redemption)..........................................               0                200,000
EQUITY ACCOUNTS:
  Beginning of period...................................................................      21,672,026                      0
                                                                                        -----------------       -----------------
  End of period.........................................................................   $  37,048,697          $  21,672,026
                                                                                        ===================     ===================

*  The inception date of this sub-account was March 1, 1994.

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES LIFE ACCOUNT
GLOBAL SUB-ACCOUNT
--------------------------------------------------------------------------------

SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED

                                                                DECEMBER 31
                                                        ----------------------------
                                                          1995              1994+
                                                        --------         -----------
Accumulation unit value, beginning of period....        $   9.80          $   10.00
  Income from operations:
    Net investment income (loss)................             .45                .71
    Net realized and unrealized
      gain (loss) on investments................            1.70               (.91)
                                                        --------         -----------
      Total income (loss) from operations.......            2.15               (.20)
                                                        --------         -----------
Accumulation unit value, end of period..........        $  11.95          $    9.80
                                                        =========        =============
Total return....................................           21.96%             (2.02)%
Ratios and supplemental data:
  Net assets at end of period (in thousands)....        $ 37,049          $  21,672
  Ratio of net investment income (loss)
    to average net assets.......................            4.25%              7.39%

* The above table illustrates the change for a unit outstanding computed using average units outstanding throughout each period.

+ The inception date of this sub-account was March 1, 1994. The total return and ratio of net investment income to average net assets are not annualized.

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES LIFE ACCOUNT
EQUITY-INCOME SUB-ACCOUNT
--------------------------------------------------------------------------------

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS

ASSETS:                                      DECEMBER 31, 1995
  Investments, at net asset value:
    WRL Series Fund, Inc.:
      Equity-Income Portfolio
      (3,079,777.685 shares;
      cost $ 35,168,616).....................   $  39,619,606
  Accrued transfers from (to)
    depositor - net..........................          28,669
                                             -----------------
      Total assets...........................      39,648,275
                                             -----------------
LIABILITIES:.................................               0
                                             -----------------
      Total net assets.......................   $  39,648,275
                                             ===================
EQUITY ACCOUNTS:
  Policy Owners' equity:
      Equity-Income sub-account
      (2,885,803.576534 units;
      $ 13.739076 unit value)................   $  39,648,275
                                             -----------------
      Total equity...........................   $  39,648,275
                                             ===================

STATEMENT OF OPERATIONS

                                                YEAR ENDED
INVESTMENT INCOME:                          DECEMBER 31, 1995
    Dividend income..........................    $ 1,009,870
    Capital gain distributions...............      1,034,053
                                             -----------------
                                                   2,043,923
EXPENSES:
    Mortality and expense risk charges.......        287,834
                                             -----------------
      Net investment income (loss)...........      1,756,089
                                             -----------------
Net realized and unrealized gain (loss) on
  investments:
    Net realized gain (loss) from securities
      transactions...........................        220,725
    Change in unrealized appreciation
      (depreciation).........................      4,771,750
                                             -----------------
      Net gain (loss) on investments.........      4,992,475
                                             -----------------
        Net increase (decrease) in equity
          accounts resulting from
          operations.........................    $ 6,748,564
                                             ===================

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                                           YEAR ENDED              YEAR ENDED
                                                                                        DECEMBER 31, 1995       DECEMBER 31, 1994
OPERATIONS:
  Net investment income (loss)..........................................................   $   1,756,089          $     347,798
  Net gain (loss) on investments........................................................       4,992,475               (596,517)
                                                                                        -----------------       -----------------
  Net increase (decrease) in equity accounts
    resulting from operations...........................................................       6,748,564               (248,719)
                                                                                        -----------------       -----------------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)...................................................      14,236,727             13,516,053
                                                                                        -----------------       -----------------
  Less cost of units redeemed:
    Administrative charges..............................................................       3,380,854              1,893,532
    Policy loans........................................................................         657,750                296,848
    Surrender benefits..................................................................         918,863                406,848
    Death benefits......................................................................          28,153                 19,871
                                                                                        -----------------       -----------------
                                                                                               4,985,620              2,617,099
                                                                                        -----------------       -----------------
    Increase (decrease) in equity accounts from
      capital unit transactions.........................................................       9,251,107             10,898,954
                                                                                        -----------------       -----------------
    Net increase (decrease) in equity accounts..........................................      15,999,671             10,650,235
  Depositor's equity contribution (redemption)..........................................               0               (344,138)
EQUITY ACCOUNTS:
  Beginning of period...................................................................      23,648,604             13,342,507
                                                                                        -----------------       -----------------
  End of period.........................................................................   $  39,648,275          $  23,648,604
                                                                                        ===================     ===================

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES LIFE ACCOUNT
EQUITY-INCOME SUB-ACCOUNT
--------------------------------------------------------------------------------

SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED

                                                                       DECEMBER 31
                                                        ------------------------------------------
                                                          1995             1994            1993+
                                                        --------         --------         --------
Accumulation unit value, beginning of period....        $  11.12         $  11.28         $  10.00
  Income from operations:
    Net investment income (loss)................             .68              .18              .19
    Net realized and unrealized
      gain (loss) on investments................            1.94             (.34)            1.09
                                                        --------         --------         --------
      Total income (loss) from operations.......            2.62             (.16)            1.28
                                                        --------         --------         --------
Accumulation unit value, end of period..........        $  13.74         $  11.12         $  11.28
                                                        =========        =========        =========
Total return....................................           23.55%           (1.42)%          12.81%
Ratios and supplemental data:
  Net assets at end of period (in thousands)....        $ 39,648         $ 23,649         $ 13,343
  Ratio of net investment income (loss)
    to average net assets.......................            5.47%            1.93%            1.89%

* The above table illustrates the change for a unit outstanding computed using average units outstanding throughout each period.

+ The inception date of this sub-account was March 1, 1993. The total return and ratio of net investment income to average net assets are not annualized.

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES LIFE ACCOUNT
EMERGING GROWTH SUB-ACCOUNT
--------------------------------------------------------------------------------

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS

ASSETS:                                      DECEMBER 31, 1995
  Investments, at net asset value:
    WRL Series Fund, Inc.:
      Emerging Growth Portfolio
      (4,177,036.054 shares;
      cost $ 53,301,177).....................   $  67,854,423
  Accrued transfers from (to)
    depositor - net..........................          50,530
                                             -----------------
      Total assets...........................      67,904,953
                                             -----------------
LIABILITIES:.................................               0
                                             -----------------
      Total net assets.......................   $  67,904,953
                                             ===================
EQUITY ACCOUNTS:
  Policy Owners' equity:
      Emerging Growth sub-account
      (4,100,892.510689 units;
      $ 16.558579 unit value)................   $  67,904,953
                                             -----------------
      Total equity...........................   $  67,904,953
                                             ===================

STATEMENT OF OPERATIONS

                                                YEAR ENDED
INVESTMENT INCOME:                          DECEMBER 31, 1995
    Dividend income..........................   $      10,599
    Capital gain distributions...............       2,799,377
                                             -----------------
                                                    2,809,976
EXPENSES:
    Mortality and expense risk charges.......         453,072
                                             -----------------
      Net investment income (loss)...........       2,356,904
                                             -----------------
Net realized and unrealized gain (loss) on
  investments:
    Net realized gain (loss) from securities
      transactions...........................         276,206
    Change in unrealized appreciation
      (depreciation).........................      15,904,664
                                             -----------------
      Net gain (loss) on investments.........      16,180,870
                                             -----------------
        Net increase (decrease) in equity
          accounts resulting from
          operations.........................   $  18,537,774
                                             ===================

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                                           YEAR ENDED              YEAR ENDED
                                                                                        DECEMBER 31, 1995       DECEMBER 31, 1994
OPERATIONS:
  Net investment income (loss)..........................................................   $   2,356,904          $    (242,847)
  Net gain (loss) on investments........................................................      16,180,870             (2,055,599)
                                                                                        -----------------       -----------------
  Net increase (decrease) in equity accounts
    resulting from operations...........................................................      18,537,774             (2,298,446)
                                                                                        -----------------       -----------------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)...................................................      21,556,186             25,803,270
                                                                                        -----------------       -----------------
  Less cost of units redeemed:
    Administrative charges..............................................................       5,846,452              3,746,668
    Policy loans........................................................................       1,387,434                725,423
    Surrender benefits..................................................................       1,602,690                533,353
    Death benefits......................................................................          38,971                 42,065
                                                                                        -----------------       -----------------
                                                                                               8,875,547              5,047,509
                                                                                        -----------------       -----------------
    Increase (decrease) in equity accounts from
      capital unit transactions.........................................................      12,680,639             20,755,761
                                                                                        -----------------       -----------------
    Net increase (decrease) in equity accounts..........................................      31,218,413             18,457,315
  Depositor's equity contribution (redemption)..........................................               0               (390,327)
EQUITY ACCOUNTS:
  Beginning of period...................................................................      36,686,540             18,619,552
                                                                                        -----------------       -----------------
  End of period.........................................................................   $  67,904,953          $  36,686,540
                                                                                        ===================     ===================

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES LIFE ACCOUNT
EMERGING GROWTH SUB-ACCOUNT
--------------------------------------------------------------------------------

SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED

                                                                       DECEMBER 31
                                                        ------------------------------------------
                                                          1995             1994            1993+
                                                        --------         --------         --------
Accumulation unit value, beginning of period....        $  11.38         $  12.40         $  10.00
  Income from operations:
    Net investment income (loss)................             .65             (.09)            (.09)
    Net realized and unrealized
      gain (loss) on investments................            4.53             (.93)            2.49
                                                        --------         --------         --------
      Total income (loss) from operations.......            5.18            (1.02)            2.40
                                                        --------         --------         --------
Accumulation unit value, end of period..........        $  16.56         $  11.38         $  12.40
                                                        =========        =========        =========
Total return....................................           45.49%           (8.18)%          23.96%
Ratios and supplemental data:
  Net assets at end of period (in thousands)....        $ 67,905         $ 36,687         $ 18,620
  Ratio of net investment income (loss)
    to average net assets.......................            4.66%            (.86)%           (.77)%

* The above table illustrates the change for a unit outstanding computed using average units outstanding throughout each period.

+ The inception date of this sub-account was March 1, 1993. The total return and ratio of net investment income to average net assets are not annualized.

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES LIFE ACCOUNT
AGGRESSIVE GROWTH SUB-ACCOUNT
--------------------------------------------------------------------------------

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS

ASSETS:                                    DECEMBER 31, 1995
  Investments, at net asset value:
    WRL Series Fund, Inc.:
      Aggressive Growth Portfolio
      (2,477,941.266 shares;
      cost $ 29,816,384)...................   $  32,833,608
  Accrued transfers from (to)
    depositor - net........................          70,361
                                           -----------------
      Total assets.........................      32,903,969
                                           -----------------
LIABILITIES:...............................               0
                                           -----------------
      Total net assets.....................   $  32,903,969
                                           =====================
EQUITY ACCOUNTS:
  Policy Owners' equity:
      Aggressive Growth sub-account
      (2,450,804.260823 units;
      $ 13.425784 unit value)..............   $  32,903,969
                                           -----------------
      Total equity.........................   $  32,903,969
                                           =====================

STATEMENT OF OPERATIONS

                                               YEAR ENDED
                                              DECEMBER 31,
INVESTMENT INCOME:                                1995
    Dividend income.........................   $        103
    Capital gain distributions..............        866,971
                                            ----------------
                                                    867,074
EXPENSES:
    Mortality and expense risk charges......        203,080
                                            ----------------
      Net investment income (loss)..........        663,994
                                            ----------------
Net realized and unrealized gain (loss) on
  investments:
    Net realized gain (loss) from securities
      transactions..........................      1,785,515
    Change in unrealized appreciation
      (depreciation)........................      2,638,835
                                            ----------------
      Net gain (loss) on investments........      4,424,350
                                            ----------------
        Net increase (decrease) in equity
          accounts resulting from
          operations........................   $  5,088,344
                                            ====================

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                                            YEAR ENDED            PERIOD ENDED
                                                                                           DECEMBER 31,           DECEMBER 31,
                                                                                               1995                   1994*
OPERATIONS:
  Net investment income (loss)...........................................................   $    663,994           $   (27,542)
  Net gain (loss) on investments.........................................................      4,424,350               384,517
                                                                                         ----------------       -----------------
  Net increase (decrease) in equity accounts
    resulting from operations............................................................      5,088,344               356,975
                                                                                         ----------------       -----------------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)....................................................     23,169,917             8,797,727
                                                                                         ----------------       -----------------
  Less cost of units redeemed:
    Administrative charges...............................................................      2,568,298               379,087
    Policy loans.........................................................................        627,821                72,785
    Surrender benefits...................................................................        712,307                48,513
    Death benefits.......................................................................         80,922                 4,971
                                                                                         ----------------       -----------------
                                                                                               3,989,348               505,356
                                                                                         ----------------       -----------------
    Increase (decrease) in equity accounts from
      capital unit transactions..........................................................     19,180,569             8,292,371
                                                                                         ----------------       -----------------
    Net increase (decrease) in equity accounts...........................................     24,268,913             8,649,346
  Depositor's equity contribution (redemption)...........................................       (274,290)              260,000
EQUITY ACCOUNTS:
  Beginning of period....................................................................      8,909,346                     0
                                                                                         ----------------       -----------------
  End of period..........................................................................   $ 32,903,969           $ 8,909,346
                                                                                         ==================     ===================

*  The inception date of this sub-account was March 1, 1994.

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES LIFE ACCOUNT
AGGRESSIVE GROWTH SUB-ACCOUNT
--------------------------------------------------------------------------------

SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED

                                                                DECEMBER 31
                                                        ----------------------------
                                                          1995              1994+
                                                        --------         -----------
Accumulation unit value, beginning of period....        $   9.82           $ 10.00
  Income from operations:
    Net investment income (loss)................             .37              (.06)
    Net realized and unrealized
      gain (loss) on investments................            3.24              (.12)
                                                        --------         -----------
      Total income (loss) from operations.......            3.61              (.18)
                                                        --------         -----------
Accumulation unit value, end of period..........        $  13.43           $  9.82
                                                        =========        =============
Total return....................................           36.79%            (1.85)%
Ratios and supplemental data:
  Net assets at end of period (in thousands)....        $ 32,904           $ 8,909
  Ratio of net investment income (loss)
    to average net assets.......................            2.93%             (.60)%

* The above table illustrates the change for a unit outstanding computed using average units outstanding throughout each period.

+ The inception date of this sub-account was March 1, 1994. The total return and ratio of net investment income to average net assets are not annualized.

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES LIFE ACCOUNT
BALANCED SUB-ACCOUNT
--------------------------------------------------------------------------------

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS

ASSETS:                                      DECEMBER 31, 1995
  Investments, at net asset value:
    WRL Series Fund, Inc.:
      Balanced Portfolio
      (356,742.991 shares;
      cost $ 3,481,188)......................    $ 3,793,788
  Accrued transfers from (to)
    depositor - net..........................          1,606
                                             -----------------
      Total assets...........................      3,795,394
                                             -----------------
LIABILITIES:.................................              0
                                             -----------------
      Total net assets.......................    $ 3,795,394
                                             ===================
EQUITY ACCOUNTS:
  Policy Owners' equity:
      Balanced sub-account
      (321,143.504151 units;
      $ 11.125506 unit value)................    $ 3,572,884
  Depositors' equity:
      Balanced sub-account
      (20,000.000000 units;
      $ 11.125506 unit value)................        222,510
                                             -----------------
      Total equity...........................    $ 3,795,394
                                             ===================

STATEMENT OF OPERATIONS

                                                YEAR ENDED
INVESTMENT INCOME:                           DECEMBER 31, 1995
    Dividend income..........................     $ 128,272
    Capital gain distributions...............             0
                                             -----------------
                                                    128,272
EXPENSES:
    Mortality and expense risk charges.......        25,637
                                             -----------------
      Net investment income (loss)...........       102,635
                                             -----------------
Net realized and unrealized gain (loss) on
  investments:
    Net realized gain (loss) from securities
      transactions...........................        (6,199)
    Change in unrealized appreciation
      (depreciation).........................       407,748
                                             -----------------
      Net gain (loss) on investments.........       401,549
                                             -----------------
        Net increase (decrease) in equity
          accounts resulting from
          operations.........................     $ 504,184
                                             ===================

STATEMENT OF CHANGES IN EQUITY ACCOUNTS


                                                                                           YEAR ENDED              PERIOD ENDED
                                                                                        DECEMBER 31, 1995       DECEMBER 31, 1994*
OPERATIONS:
  Net investment income (loss)..........................................................    $   102,635            $    30,401
  Net gain (loss) on investments........................................................        401,549               (115,505)
                                                                                        -----------------       -----------------
  Net increase (decrease) in equity accounts
    resulting from operations...........................................................        504,184                (85,104)
                                                                                        -----------------       -----------------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)...................................................      1,545,514              2,131,962
                                                                                        -----------------       -----------------
  Less cost of units redeemed:
    Administrative charges..............................................................        327,290                 84,481
    Policy loans........................................................................         29,025                      0
    Surrender benefits..................................................................         27,726                 15,378
    Death benefits......................................................................         14,811                  2,451
                                                                                        -----------------       -----------------
                                                                                                398,852                102,310
                                                                                        -----------------       -----------------
    Increase (decrease) in equity accounts from
      capital unit transactions.........................................................      1,146,662              2,029,652
                                                                                        -----------------       -----------------
    Net increase (decrease) in equity accounts..........................................      1,650,846              1,944,548
  Depositor's equity contribution (redemption)..........................................              0                200,000
EQUITY ACCOUNTS:
    Beginning of period.................................................................      2,144,548                      0
                                                                                        -----------------       -----------------
    End of period.......................................................................    $ 3,795,394            $ 2,144,548
                                                                                        ===================     ===================

*  The inception date of this sub-account was March 1, 1994.

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES LIFE ACCOUNT
BALANCED SUB-ACCOUNT
--------------------------------------------------------------------------------

SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED

                                                              DECEMBER 31
                                                        -----------------------
                                                         1995            1994+
                                                        -------         -------
Accumulation unit value, beginning of period....        $  9.37         $ 10.00
  Income from operations:
    Net investment income (loss)................            .37             .22
    Net realized and unrealized
      gain (loss) on investments................           1.39            (.85)
                                                        -------         -------
      Total income (loss) from operations.......           1.76            (.63)
                                                        -------         -------
Accumulation unit value, end of period..........        $ 11.13         $  9.37
                                                        ========        ========
Total return....................................          18.73%          (6.29)%
Ratios and supplemental data:
  Net assets at end of period (in thousands)....        $ 3,795         $ 2,145
  Ratio of net investment income (loss)
    to average net assets.......................           3.59%           2.55%

* The above table illustrates the change for a unit outstanding computed using average units outstanding throughout each period.

+ The inception date of this sub-account was March 1, 1994. The total return and ratio of net investment income to average net assets are not annualized.

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES LIFE ACCOUNT
UTILITY SUB-ACCOUNT
--------------------------------------------------------------------------------

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS

ASSETS:                                      DECEMBER 31, 1995
  Investments, at net asset value:
    WRL Series Fund, Inc.:
      Utility Portfolio
      (236,391.086 shares;
      cost $ 2,384,572)......................    $ 2,629,535
  Accrued transfers from (to)
    depositor - net..........................          1,547
                                             -----------------
      Total assets...........................      2,631,082
                                             -----------------
LIABILITIES:.................................              0
                                             -----------------
      Total net assets.......................    $ 2,631,082
                                             ===================
EQUITY ACCOUNTS:
  Policy Owners' equity:
      Utility sub-account
      (203,453.934332 units;
      $ 11.774605 unit value)................    $ 2,395,590
  Depositors' equity:
      Utility sub-account
      (20,000.000000 units;
      $ 11.774605 unit value)................        235,492
                                             -----------------
      Total equity...........................    $ 2,631,082
                                             ===================

STATEMENT OF OPERATIONS

                                               YEAR ENDED
                                              DECEMBER 31,
INVESTMENT INCOME:                                1995
    Dividend income.........................    $   86,266
    Capital gain distributions..............        19,740
                                            ----------------
                                                   106,006
EXPENSES:
    Mortality and expense risk charges......        17,372
                                            ----------------
      Net investment income (loss)..........        88,634
                                            ----------------
Net realized and unrealized gain (loss) on
  investments:
    Net realized gain (loss) from securities
      transactions..........................        44,646
    Change in unrealized appreciation
      (depreciation)........................       291,882
                                            ----------------
      Net gain (loss) on investments........       336,528
                                            ----------------
        Net increase (decrease) in equity
          accounts resulting from
          operations........................    $  425,162
                                            ====================

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                                            YEAR ENDED            PERIOD ENDED
                                                                                           DECEMBER 31,           DECEMBER 31,
                                                                                               1995                   1994*
OPERATIONS:
  Net investment income (loss)...........................................................   $     88,634           $    23,434
  Net gain (loss) on investments.........................................................        336,528               (58,002)
                                                                                         ----------------       -----------------
  Net increase (decrease) in equity accounts
    resulting from operations............................................................        425,162               (34,568)
                                                                                         ----------------       -----------------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)....................................................      1,368,262             1,102,522
                                                                                         ----------------       -----------------
  Less cost of units redeemed:
    Administrative charges...............................................................        221,419                42,870
    Policy loans.........................................................................         26,862                     0
    Surrender benefits...................................................................        126,576                 6,295
    Death benefits.......................................................................          2,896                 3,378
                                                                                         ----------------       -----------------
                                                                                                 377,753                52,543
                                                                                         ----------------       -----------------
    Increase (decrease) in equity accounts from
      capital unit transactions..........................................................        990,509             1,049,979
                                                                                         ----------------       -----------------
    Net increase (decrease) in equity accounts...........................................      1,415,671             1,015,411
  Depositor's equity contribution (redemption)...........................................              0               200,000
EQUITY ACCOUNTS:
  Beginning of period....................................................................      1,215,411                     0
                                                                                         ----------------       -----------------
  End of period..........................................................................   $  2,631,082           $ 1,215,411
                                                                                         ==================     ===================

*  The inception date of this sub-account was March 1, 1994.

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES LIFE ACCOUNT
UTILITY SUB-ACCOUNT
--------------------------------------------------------------------------------

SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED

                                                                DECEMBER 31
                                                        ---------------------------
                                                         1995              1994+
                                                        -------         -----------
Accumulation unit value, beginning of period....        $ 9.49            $ 10.00
  Income from operations:
    Net investment income (loss)................           .49                .29
    Net realized and unrealized
      gain (loss) on investment.................          1.79               (.80)
                                                        -------         -----------
      Total income (loss) from operations.......          2.28               (.51)
                                                        -------         -----------
Accumulation unit value, end of period..........        $11.77            $  9.49
                                                        ========        =============
Total return....................................         24.14 %            (5.15)%
Ratios and supplemental data:
  Net assets at end of period (in thousands)....        $2,631            $ 1,215
  Ratio of net investment income (loss)
    to average net assets.......................          4.57 %             3.09%

* The above table illustrates the change for a unit outstanding computed using average units outstanding throughout each period.

+ The inception date for this sub-account was March 1, 1994. The total return and ratio of net investment income to average net assets are not annualized.

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES LIFE ACCOUNT
TACTICAL ASSET ALLOCATION SUB-ACCOUNT
--------------------------------------------------------------------------------

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS

ASSETS:                                      DECEMBER 31, 1995
  Investments, at net asset value:
    WRL Series Fund, Inc.:
      Tactical Asset Allocation Portfolio
      (822,390.362 shares;
      cost $ 8,835,438)......................    $ 9,451,157
  Accrued transfers from (to)
    depositor - net..........................         (5,300)
                                             -----------------
      Total assets...........................      9,445,857
                                             -----------------
LIABILITIES:.................................              0
                                             -----------------
      Total net assets.......................    $ 9,445,857
                                             ===================
EQUITY ACCOUNTS:
  Policy Owners' equity:
      Tactical Asset Allocation sub-account
      (793,585.197167 units;
      $ 11.902763 unit value)................    $ 9,445,857
                                             -----------------
      Total equity...........................    $ 9,445,857
                                             ===================

STATEMENT OF OPERATIONS

                                               PERIOD ENDED
INVESTMENT INCOME:                          DECEMBER 31, 1995*
    Dividend income.........................    $    193,985
    Capital gain distributions..............         171,580
                                            ------------------
                                                     365,565
EXPENSES:
    Mortality and expense risk charges......          51,394
                                            ------------------
      Net investment income (loss)..........         314,171
                                            ------------------
Net realized and unrealized gain (loss) on
  investments:
    Net realized gain (loss) from securities
      transactions..........................         118,155
    Change in unrealized appreciation
      (depreciation)........................         615,719
                                            ------------------
      Net gain (loss) on investments........         733,874
                                            ------------------
        Net increase (decrease) in equity
          accounts resulting from
          operations........................    $  1,048,045
                                            ====================

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                                                                  PERIOD ENDED
                                                                                                               DECEMBER 31, 1995*
OPERATIONS:
  Net investment income (loss).................................................................................    $    314,171
  Net gain (loss) on investments...............................................................................         733,874
                                                                                                               ------------------
  Net increase (decrease) in equity accounts
    resulting from operations..................................................................................       1,048,045
                                                                                                               ------------------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)..........................................................................       9,081,189
                                                                                                               ------------------
  Less cost of units redeemed:
    Administrative charges.....................................................................................         434,848
    Policy loans...............................................................................................         145,685
    Surrender benefits.........................................................................................          70,630
    Death benefits.............................................................................................          22,440
                                                                                                               ------------------
                                                                                                                        673,603
                                                                                                               ------------------
    Increase (decrease) in equity accounts from
      capital unit transactions................................................................................       8,407,586
                                                                                                               ------------------
    Net increase (decrease) in equity accounts.................................................................       9,455,631
  Depositor's equity contribution (redemption).................................................................          (9,774)
EQUITY ACCOUNTS:
  Beginning of period..........................................................................................               0
                                                                                                               ------------------
  End of period................................................................................................    $  9,445,857
                                                                                                               ====================

* The inception of this sub-account was January 3, 1995.

  The notes to the financial statements, are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES LIFE ACCOUNT
TACTICAL ASSET ALLOCATION SUB-ACCOUNT
--------------------------------------------------------------------------------

SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED

                                                                     DECEMBER 31
                                                                     -----------
                                                                        1995+
                                                                     -----------
Accumulation unit value, beginning of period.................          $ 10.00
  Income from operations:
    Net investment income (loss).............................              .61
    Net realized and unrealized
      gain (loss) on investments.............................             1.29
                                                                     -----------
      Total income (loss) from operations....................             1.90
                                                                     -----------
Accumulation unit value, end of period.......................          $ 11.90
                                                                     =============
Total return.................................................            19.03%
Ratios and supplemental data:
  Net assets at end of period (in thousands).................          $ 9,446
  Ratio of net investment income (loss)
    to average net assets....................................             5.47%

* The above table illustrates the change for a unit outstanding computed using average units outstanding throughout each period.

+ The inception date of this sub-account was January 3, 1995. The total return and ratio of net investment income to average net assets are not annualized.

  The notes to the financial statements, are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

DECEMBER 31, 1995

NOTE 1 - ORGANIZATION AND SUMMARY OF
           SIGNIFICANT ACCOUNTING POLICIES

     The WRL Series Life Account (the "Life Account") was established as a variable life insurance separate account of Western Reserve Life Assurance Co. of Ohio ("WRL") and is registered as a unit investment trust ("Trust") under the Investment Company Act of 1940, as amended. The Life Account contains eleven investment options referred to as sub-accounts. Each sub-account invests in the corresponding portfolio of the WRL Series Fund, Inc. (the "Fund"), a registered management investment company under the Investment Company Act of 1940, as amended. These portfolios and their respective investment management organizations are as follows:

      PORTFOLIO               INVESTMENT MANAGER
      ---------            ------------------------
Money Market            Janus Capital Corporation
                          ("JCC")
Bond                    JCC
Growth                  JCC
Short-to-Intermediate   AEGON USA Investment
  Government              Management, Inc. ("AEGON
                          Management")
Global                  JCC
Equity-Income           Luther King Capital
                          Management Corporation
Emerging Growth         Van Kampen American Capital
                          Asset Management, Inc.
Aggressive Growth       Fred Alger Management, Inc.
Balanced                AEGON Management
Utility                 Federated Investment
                          Counseling
Tactical Asset          Dean Investment Associates
  Allocation

     WRL and AEGON Management are indirectly wholly-owned subsidiaries of AEGON USA, Inc., which is an indirect wholly-owned subsidiary of AEGON nv, a Netherlands corporation.

     On January 3, 1995, WRL made an initial contribution of $200,000 to the Life Account, Tactical Asset Allocation sub-account, for which WRL received 20,000.000000 units. On April 20, 1995, WRL redeemed the initial contribution in the Life Account, Tactical Asset Allocation sub-account, for $209,775.

     The Life Account holds assets to support the benefits under flexible premium variable universal life insurance policies (the "Policies") issued by WRL, which issued the first of such Policies on October 3, 1986. The Life Account's equity transactions are accounted for using the appropriate effective date at the corresponding accumulation unit value.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The following significant accounting policies, which are in conformity with generally accepted accounting principles for unit investment trusts, have been consistently used in preparation of the Trust's financial statements.

A.  VALUATION OF INVESTMENTS

    The investments in the Fund's shares are stated at the closing net asset value ("NAV") per share as determined by the Fund on December 31, 1995. Investment transactions are accounted for on the trade date, using the Fund NAV next determined after receipt of sale or redemption order without sales charges. Dividend income and capital gain distributions are recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis.

B.  FEDERAL INCOME TAXES

    The operations of the Life Account are a part of and are taxed with the total operations of WRL, which is taxed as a life insurance company under the Internal Revenue Code. Under current law, the investment income of the Life Account, including realized and unrealized capital gains, is not taxable to WRL. Accordingly, no provision for Federal income taxes has been made.

NOTE 2 - CHARGES AND DEDUCTIONS

     Charges are assessed by WRL in connection with issuance and administration of the Policies.

A.  POLICY CHARGES

    Under some forms of the Policies, sales and other administrative charges are deducted by WRL prior to allocation of policyowner payments to the sub-accounts. Thereafter, monthly administrative charges are deducted from the sub-accounts, some of which continue only during the first policy year. Contingent surrender charges may also apply.

--------------------------------------------------------------------------------

WRL SERIES LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

NOTE 2 - CHARGES AND DEDUCTIONS (CONTINUED)
    Under the other forms of the Policies, such "front-end" and other administrative charges are not deducted prior to allocation of the initial premium payment but may reside as contingent surrender charges.

    Under all forms of the Policy, monthly charges against policy cash values are made to compensate WRL for costs of insurance provided.

B.  LIFE ACCOUNT CHARGES

    A daily charge equal to an annual rate of 0.90% of average daily net assets of the Life Account is assessed to compensate WRL for assumption of mortality and expense risks in connection with issuance and administration of the Policies. This charge (not assessed at the individual policy level) effectively reduces the value of a unit outstanding during the year.

NOTE 3 - DIVIDENDS AND DISTRIBUTIONS

     Dividends of the Fund's Money Market Portfolio are declared daily and reinvested monthly. Dividends of the remaining portfolios are declared and reinvested semiannually, while capital gain distributions are declared and reinvested annually. Dividends and distributions of the Fund are generally paid to and reinvested by the Life Account the next business day after declaration.

NOTE 4 - OTHER MATTERS

     As of December 31, 1995 the equity accounts include net unrealized appreciation (depreciation) on investments as follows:

SUB-ACCOUNT
---------------
Money Market..........................  $        n/a
Bond..................................       152,765
Growth................................    59,702,041
Short-to-Intermediate Government......        38,530
Global................................     3,601,189
Equity-Income.........................     4,450,990
Emerging Growth.......................    14,553,246
Aggressive Growth.....................     3,017,224
Balanced..............................       312,600
Utility...............................       244,963
Tactical Asset Allocation.............       615,719

--------------------------------------------------------------------------------

                     This page is intentionally left blank.

                     This page is intentionally left blank.

                     This page is intentionally left blank.

--------------------------------------------------------------------------------
                W R L   S E R I E S   L I F E   A C C O U N T
--------------------------------------------------------------------------------

                     OFFICE OF THE WRL SERIES LIFE ACCOUNT
                              201 Highland Avenue
                                Largo, FL 34640
                                 1-800-851-9777
                                   Ext. 6510
                 ---------------------------------------------

                                  DISTRIBUTOR:
                             InterSecurities, Inc.
                              201 Highland Avenue
                                Largo, FL 34640
                 ---------------------------------------------

                                    INSURER:
                   Western Reserve Life Assurance Co. of Ohio
                              201 Highland Avenue
                                Largo, FL 34640
                 ---------------------------------------------

                            INDEPENDENT ACCOUNTANTS:
                              Price Waterhouse LLP
                                 1055 Broadway
                             Kansas City, MO 64105

THIS MATERIAL IS FOR CONTRACT HOLDER'S
REPORTING PURPOSES ONLY AND SHALL NOT
BE USED IN CONNECTION WITH A SOLICITATION,
OFFER OR ANY PROPOSED SALE OR PURCHASE
OF SECURITIES UNLESS PRECEDED OR
ACCOMPANIED BY A PROSPECTUS.

                                  [WRL LOGO]
--------------------------------------------------------------------------------

                   Western Reserve Life Assurance Co. of Ohio
                       Distributor: InterSecurities, Inc.
                   P.O. Box 5068 - Clearwater, FL 34618-5068

February 1996
ACC00003-A (2/96)